UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.18

SEMI-ANNUAL REPORT

AB LIMITED DURATION HIGH INCOME PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Limited Duration High Income Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

May 10, 2018

This report provides management’s discussion of fund performance for AB Limited Duration High Income Portfolio for the semi-annual reporting period ended March 31, 2018.

The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

NAV RETURNS AS OF MARCH 31, 2018 (unaudited)

	6 Months	12 Months
AB LIMITED DURATION HIGH INCOME PORTFOLIO
Class A Shares	0.13%	2.31%
Class C Shares	-0.25%	1.65%
Advisor Class Shares[1]	0.25%	2.67%
Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged)	0.79%	4.42%

1	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged), for the six- and 12-month periods ended March 31, 2018.

During the six-month period, all share classes of the Fund underperformed the benchmark, before sales charges. Security selection detracted from performance relative to the benchmark, primarily because of selections in retailers, basic industries and other industrials. Beneficial selection within the restaurant sector modestly offset some of these losses. Yield-curve positioning detracted because of an overweight in five-year maturities along the US curve. Currency allocation was also negative due to several detractors across a range of currency positions. Industry allocation contributed, helped by the Fund’s utilization of interest rate swap derivatives and an overweight position in retailers. Country allocation (a result of bottom-up security analysis combined with fundamental research) was a slight positive.

During the 12-month period, all share classes of the Fund underperformed the benchmark, before sales charges. Security selection detracted from returns, primarily because of selections in telecommunications, consumer

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non-cyclicals and retailers. An allocation to cash and treasuries—which the Fund holds in order to manage overall risk—detracted, as riskier assets generally rallied in the period. Currency allocation was also a modest negative. The Fund’s yield-curve positioning contributed, the result of beneficial positioning along the intermediate portion of the US yield curve. Country allocation was a very slight positive, as well.

During both periods, the Fund utilized currency forwards and currency options, both purchased and written, to hedge currency exposure as well as to manage active currency risk. Purchased and written equity options were used to hedge market exposure. Total return swaps and credit default swaps, both single name and index, were used to hedge credit risk as well as to take active credit and growth risk. Interest rate swaps and treasury futures were used to manage duration, country exposure and yield-curve positioning. Equity futures were used to hedge and take active risk. During the 12-month period, written swaptions were used to hedge, as well as to manage and/or take active yield-curve positioning.

MARKET REVIEW AND INVESTMENT STRATEGY

Fixed-income markets generally performed well over the six-month period. Emerging-market debt had mixed returns over the period, with some segments of the market helped by increasing oil prices and an improving global growth story, while the rise in global rates weighed on others. Investment-grade credit fell in the period, lagging the positive returns of emerging-market local-currency government bonds and developed-market treasuries, while global high yield had neutral performance. Within high yield, sector performance varied. Transportation and electric utilities had the strongest absolute returns, while communications fell furthest. US Treasury yields rose across the board, though treasury yields in other developed markets moved in different directions.

After some initial uncertainty regarding the US government’s ability to implement meaningful changes, markets reacted with enthusiasm when the Tax Cuts and Jobs Act was passed in December. In Europe, despite some formal progress on Brexit, investor anxiety increased around a bifurcated outlook for the negotiation process. The US Federal Reserve (the “Fed”) raised interest rates, and began to formally reduce its balance sheet, as universally anticipated by markets. The European Central Bank confirmed that its newly reduced pace of asset purchases would continue through September 2018 and further, if necessary.

At the end of the reporting period, a severe spike in volatility shook a broad swath of capital markets. US yields rose dramatically, with the 10-year Treasury yield reaching a four-year peak. In the US, higher-than-expected wage gains and inflation numbers fueled concerns regarding the risk of the Fed tightening monetary policy faster than anticipated and pushed bond yields higher. Additionally, President Trump’s early-March announcement

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of import tariffs on Chinese steel and aluminum weighed on capital markets around the world, as investors feared the possible onset of a global trade war. Nervous sentiment from the US reverberated across markets around the globe. Elsewhere, the Bank of England said that it too could increase rates faster than previously expected, depending on the strength of the economy.

INVESTMENT POLICIES

The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment-grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment-grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody’s Investors Service, CCC+ by S&P Global Ratings or CCC by Fitch Ratings at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund will invest on a global basis, including securities of issuers in both developed- and emerging-market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global High Yield 1-5 Year Index represents the performance of non-investment grade fixed-income securities in US, developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have

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DISCLOSURES AND RISKS (continued)

more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

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DISCLOSURES AND RISKS (continued)

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]
CLASS A SHARES			3.45%
1 Year	2.31%	-2.04%
5 Years	3.14%	2.24%
Since Inception[2]	4.68%	3.97%
CLASS C SHARES			2.85%
1 Year	1.65%	0.66%
5 Years	2.42%	2.42%
Since Inception[2]	3.93%	3.93%
ADVISOR CLASS SHARES[3]			3.86%
1 Year	2.67%	2.67%
5 Years	3.43%	3.43%
Since Inception[2]	4.97%	4.97%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.05%, 1.80% and 0.80% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of expenses associated with acquired fund fees and expenses of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.95%, 1.70% and 0.70% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2019. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2018.

2	Inception date: 12/7/2011.

3	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-2.04%
5 Years	2.24%
Since Inception[1]	3.97%
CLASS C SHARES
1 Year	0.66%
5 Years	2.42%
Since Inception[1]	3.93%
ADVISOR CLASS SHARES[2]
1 Year	2.67%
5 Years	3.43%
Since Inception[1]	4.97%

1	Inception date: 12/7/2011.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.30	$4.74	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class C
Actual	$1,000	$997.50	$8.47	1.70%
Hypothetical**	$1,000	$1,016.45	$8.55	1.70%
Advisor Class
Actual	$1,000	$1,002.50	$3.49	0.70%
Hypothetical**	$1,000	$1,021.44	$3.53	0.70%
Class R
Actual	$1,000	$999.90	$5.98	1.20%
Hypothetical**	$1,000	$1,018.95	$6.04	1.20%
Class K
Actual	$1,000	$1,001.20	$4.74	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class I
Actual	$1,000	$1,002.40	$3.49	0.70%
Hypothetical**	$1,000	$1,021.44	$3.53	0.70%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $271.6

1	All data are as of March 31, 2018. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

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PORTFOLIO OF INVESTMENTS

March 31, 2018 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 67.9%
Industrial – 60.0%
Basic – 6.3%
ArcelorMittal 5.75%, 3/01/21	U.S.$	472	$496,997
6.50%, 2/25/22		1,014	1,098,324
Ashland LLC 4.75%, 8/15/22		1,171	1,188,705
Axalta Coating Systems LLC 4.875%, 8/15/24(a)		300	301,038
Berry Global, Inc. 6.00%, 10/15/22		645	669,104
CF Industries, Inc. 7.125%, 5/01/20		435	464,075
Cleveland-Cliffs, Inc. 4.875%, 1/15/24(a)		445	431,637
Eldorado Gold Corp. 6.125%, 12/15/20(a)		70	66,620
FMG Resources (August 2006) Pty Ltd. 4.75%, 5/15/22(a)		580	577,744
5.125%, 5/15/24(a)		205	203,356
Freeport-McMoRan, Inc. 3.55%, 3/01/22		300	289,935
4.00%, 11/14/21		340	338,841
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/23(a)		388	408,277
INEOS Finance PLC 4.00%, 5/01/23(a)	EUR	353	443,917
Lecta SA 6.50%, 8/01/23(a)		748	949,138
Lundin Mining Corp. 7.875%, 11/01/22(a)	U.S.$	1,095	1,157,667
NOVA Chemicals Corp. 5.25%, 8/01/23(a)		400	402,292
Novelis Corp. 6.25%, 8/15/24(a)		283	289,665
Peabody Energy Corp. 6.00%, 3/31/22(a)		1,430	1,464,820
Plastipak Holdings, Inc. 6.25%, 10/15/25(a)		383	382,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23(a)		1,433	1,446,542
Sealed Air Corp. 4.875%, 12/01/22(a)		1,200	1,219,020
5.25%, 4/01/23(a)		364	374,847

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Smurfit Kappa Acquisitions ULC 4.875%, 9/15/18(a)	U.S.$	854	$855,324
Valvoline, Inc. 5.50%, 7/15/24		73	74,854
WR Grace & Co.-Conn 5.125%, 10/01/21(a)		1,381	1,412,059

			17,007,235

Capital Goods – 3.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.25%, 9/15/22(a)		1,381	1,374,385
Ball Corp. 4.00%, 11/15/23		700	684,705
Clean Harbors, Inc. 5.125%, 6/01/21		795	804,214
5.25%, 8/01/20		703	705,229
Cleaver-Brooks, Inc. 7.875%, 3/01/23(a)		139	144,299
Crown European Holdings SA 2.25%, 2/01/23(a)	EUR	116	143,624
EnPro Industries, Inc. 5.875%, 9/15/22	U.S.$	1,284	1,327,862
GFL Environmental, Inc. 5.625%, 5/01/22(a)		500	502,010
9.875%, 2/01/21(a)		659	695,014
KLX, Inc. 5.875%, 12/01/22(a)		1,302	1,341,737
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(a)		503	508,100
TA MFG. Ltd. 3.625%, 4/15/23(a)	EUR	695	870,119
Tervita Escrow Corp. 7.625%, 12/01/21(b)	U.S.$	450	455,522

			9,556,820

Communications - Media – 8.7%
Altice Financing SA 6.625%, 2/15/23(a)		1,193	1,180,974
Altice France SA/France 6.00%, 5/15/22(a)		1,574	1,539,765
Altice Luxembourg SA 7.75%, 5/15/22(a)		718	666,081
Altice US Finance I Corp. 5.375%, 7/15/23(a)		1,443	1,461,268
AMC Networks, Inc. 4.75%, 12/15/22		898	902,391
5.00%, 4/01/24		711	700,954

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 3/01/23(a)	U.S.$	614	$588,986
5.25%, 9/30/22		936	950,040
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125%, 12/15/21(a)		415	414,784
Clear Channel Worldwide Holdings, Inc. Series B 6.50%, 11/15/22		1,564	1,594,482
CSC Holdings LLC 6.625%, 10/15/25(a)		301	310,885
6.75%, 11/15/21		1,424	1,485,332
DISH DBS Corp. 5.125%, 5/01/20		144	143,998
6.75%, 6/01/21		391	394,124
7.875%, 9/01/19		606	635,076
Lamar Media Corp. 5.00%, 5/01/23		671	676,308
Mediacom Broadband LLC/Mediacom Broadband Corp. 6.375%, 4/01/23		865	892,576
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.00%, 8/01/18(a)		1,439	1,440,425
Netflix, Inc. 5.50%, 2/15/22		954	990,033
Radiate Holdco LLC/Radiate Finance, Inc. 6.875%, 2/15/23(a)		119	114,840
RR Donnelley & Sons Co. 7.00%, 2/15/22		19	19,593
Sinclair Television Group, Inc. 5.375%, 4/01/21		718	724,369
6.125%, 10/01/22		745	764,556
Sirius XM Radio, Inc. 3.875%, 8/01/22(a)		850	818,159
TEGNA, Inc. 4.875%, 9/15/21(a)		1,398	1,412,190
6.375%, 10/15/23		317	329,401
Univision Communications, Inc. 6.75%, 9/15/22(a)		311	321,247
Urban One, Inc. 7.375%, 4/15/22(a)		1,479	1,467,183
Virgin Media Secured Finance PLC 5.25%, 1/15/21		743	761,627

			23,701,647

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 4.6%
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(a)	GBP	287	$424,175
CenturyLink, Inc. Series S 6.45%, 6/15/21	U.S.$	464	473,187
Series T 5.80%, 3/15/22		260	253,739
Frontier Communications Corp. 8.75%, 4/15/22		343	267,900
Hughes Satellite Systems Corp. 6.50%, 6/15/19		665	687,045
7.625%, 6/15/21		587	629,763
Intelsat Jackson Holdings SA 9.50%, 9/30/22(a)		927	1,057,318
Level 3 Financing, Inc. 5.375%, 8/15/22		653	654,489
Level 3 Parent LLC 5.75%, 12/01/22		953	952,247
Qwest Capital Funding, Inc. 6.50%, 11/15/18		510	518,915
Qwest Corp. 6.75%, 12/01/21		265	283,834
Sable International Finance Ltd. 6.875%, 8/01/22(a)		438	462,769
SoftBank Group Corp. 4.50%, 4/15/20, TBA(a)		752	767,416
Sprint Communications, Inc. 7.00%, 3/01/20(a)		667	700,350
9.00%, 11/15/18(a)		286	295,678
T-Mobile USA, Inc. 6.00%, 3/01/23		731	760,167
6.50%, 1/15/24		235	245,953
6.625%, 4/01/23		355	366,761
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/23(a)		343	329,969
Wind Tre SpA 2.625%, 1/20/23(a)	EUR	972	1,079,172
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/01/23	U.S.$	1,252	1,286,618

			12,497,465

Consumer Cyclical - Automotive – 0.2%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20		456	459,812

16 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), 9/15/21(a)(c)	U.S.$	200	$196,656

			656,468

Consumer Cyclical - Entertainment – 0.7%
AMC Entertainment Holdings, Inc. 5.875%, 2/15/22		664	672,300
NCL Corp., Ltd. 4.75%, 12/15/21(a)		1,324	1,337,915

			2,010,215

Consumer Cyclical - Other – 5.8%
Beazer Homes USA, Inc. 8.75%, 3/15/22		804	865,876
Cirsa Funding Luxembourg SA 5.75%, 5/15/21(a)	EUR	185	234,408
Cooperativa Muratori & Cementisti-CMC di Ravenna SC 6.00%, 2/15/23(a)		574	672,921
GLP Capital LP/GLP Financing II, Inc. 4.375%, 4/15/21	U.S.$	106	106,414
4.875%, 11/01/20		488	496,418
5.375%, 11/01/23		1,024	1,064,079
International Game Technology PLC 5.625%, 2/15/20(a)		950	977,939
Jacobs Entertainment, Inc. 7.875%, 2/01/24(a)(d)		40	42,357
KB Home 4.75%, 5/15/19		734	740,936
7.00%, 12/15/21		144	154,716
8.00%, 3/15/20		265	285,347
Lennar Corp. 4.125%, 12/01/18		200	201,010
4.50%, 6/15/19		150	151,207
6.95%, 6/01/18		775	779,797
8.375%, 5/15/18(a)		230	231,578
MDC Holdings, Inc. 5.625%, 2/01/20		645	664,150
MGM Resorts International 6.625%, 12/15/21		916	984,572
7.75%, 3/15/22		143	159,109
Pinnacle Entertainment, Inc. 5.625%, 5/01/24		600	628,692
PulteGroup, Inc. 4.25%, 3/01/21		1,367	1,381,189
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125%, 8/15/21(a)(d)		43	41,398
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(a)		1,137	1,146,358

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Standard Industries, Inc./NJ 5.375%, 11/15/24(a)	U.S.$	295	$298,921
5.50%, 2/15/23(a)		834	863,115
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/21(a)		611	616,029
Toll Brothers Finance Corp. 4.00%, 12/31/18		365	367,080
4.375%, 4/15/23		867	855,946
5.875%, 2/15/22		560	593,729

			15,605,291

Consumer Cyclical - Restaurants – 0.2%
Stonegate Pub Co. Financing PLC 4.875%, 3/15/22(a)	GBP	394	545,231

Consumer Cyclical - Retailers – 2.2%
Group 1 Automotive, Inc. 5.00%, 6/01/22	U.S.$	1,377	1,389,324
Hanesbrands, Inc. 4.625%, 5/15/24(a)		710	696,368
L Brands, Inc. 5.625%, 2/15/22		600	622,542
6.625%, 4/01/21		490	520,640
7.00%, 5/01/20		155	164,691
Penske Automotive Group, Inc. 5.75%, 10/01/22		1,393	1,427,936
Sonic Automotive, Inc. 5.00%, 5/15/23		1,179	1,128,079
William Carter Co. (The) 5.25%, 8/15/21		110	112,414

			6,061,994

Consumer Non-Cyclical – 6.2%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23		578	586,762
AMAG Pharmaceuticals, Inc. 7.875%, 9/01/23(a)		30	29,672
CHS/Community Health Systems, Inc. 5.125%, 8/01/21		1,581	1,469,065
6.25%, 3/31/23		195	179,437
DaVita, Inc. 5.75%, 8/15/22		161	165,027
Dean Foods Co. 6.50%, 3/15/23(a)		72	68,299
Endo Finance LLC 5.75%, 1/15/22(a)		1,375	1,132,505

18 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Envision Healthcare Corp. 5.625%, 7/15/22	U.S.$	1,235	$1,241,113
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)		1,610	1,601,950
HCA Healthcare, Inc. 6.25%, 2/15/21		561	587,317
HCA, Inc. 5.875%, 3/15/22		608	640,090
6.50%, 2/15/20		416	436,812
Hill-Rom Holdings, Inc. 5.75%, 9/01/23(a)		685	708,770
Kinetic Concepts, Inc./KCI USA, Inc. 7.875%, 2/15/21(a)		1,025	1,056,427
LifePoint Health, Inc. 5.50%, 12/01/21		1,333	1,348,103
5.875%, 12/01/23		420	423,637
Mallinckrodt International Finance SA 3.50%, 4/15/18		582	581,011
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75%, 8/01/22(a)		906	785,991
MEDNAX, Inc. 5.25%, 12/01/23(a)		1,539	1,549,881
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/01/23(a)		82	85,551
Tenet Healthcare Corp. 4.50%, 4/01/21		758	751,565
4.75%, 6/01/20		125	125,971
6.00%, 10/01/20		582	602,126
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/22(a)		439	453,680
Voyage Care BondCo PLC 5.875%, 5/01/23(a)	GBP	238	335,343

			16,946,105

Energy – 11.2%
Antero Resources Corp. 5.125%, 12/01/22	U.S.$	1,406	1,418,879
Bill Barrett Corp. 7.00%, 10/15/22		545	550,973
Bristow Group, Inc. 8.75%, 3/01/23(a)		845	853,585
California Resources Corp. 8.00%, 12/15/22(a)		290	227,346
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23		560	561,697
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24		511	565,023

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cheniere Energy, Inc. 4.875%, 5/28/21(a)(c)(d)(e)	U.S.$	325	$321,735
Chesapeake Energy Corp. 5.375%, 6/15/21		550	533,841
Continental Resources, Inc./OK 3.80%, 6/01/24		26	25,069
4.50%, 4/15/23		773	782,894
5.00%, 9/15/22		589	598,642
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/25(a)		68	67,334
DCP Midstream Operating LP 4.95%, 4/01/22		1,011	1,021,302
Diamond Offshore Drilling, Inc. 3.45%, 11/01/23		450	398,804
Energy Transfer Equity LP 4.25%, 3/15/23		1,333	1,292,024
7.50%, 10/15/20		501	538,755
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 6/15/24		108	102,698
6.75%, 8/01/22		642	661,112
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/26(a)		195	192,128
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24(a)		938	923,911
Murphy Oil Corp. 4.00%, 6/01/22		296	288,129
Murphy Oil USA, Inc. 6.00%, 8/15/23		50	51,525
Nabors Industries, Inc. 4.625%, 9/15/21		1,332	1,285,313
5.50%, 1/15/23		656	639,862
Newfield Exploration Co. 5.75%, 1/30/22		319	334,248
Noble Holding International Ltd. 7.75%, 1/15/24		455	422,013
Oasis Petroleum, Inc. 6.50%, 11/01/21		220	223,469
6.875%, 3/15/22		787	798,947
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/25		135	140,640
PHI, Inc. 5.25%, 3/15/19		1,130	1,104,575

20 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QEP Resources, Inc. 5.25%, 5/01/23	U.S.$	862	$830,554
5.375%, 10/01/22		328	328,417
Range Resources Corp. 5.00%, 8/15/22-3/15/23		896	863,740
5.75%, 6/01/21		326	332,458
5.875%, 7/01/22		31	31,127
Sanchez Energy Corp. 7.25%, 2/15/23(a)		210	212,176
SemGroup Corp. 7.25%, 3/15/26		403	402,307
SM Energy Co. 6.125%, 11/15/22		320	319,923
6.50%, 11/15/21		1,103	1,111,802
Southern Star Central Corp. 5.125%, 7/15/22(a)		2,000	2,039,160
Sunoco LP/Sunoco Finance Corp. 4.875%, 1/15/23(a)		1,150	1,111,809
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125%, 11/15/19		1,150	1,153,186
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24(a)		306	327,197
Transocean, Inc. 5.80%, 10/15/22		1,092	1,051,105
Weatherford International Ltd. 7.75%, 6/15/21		565	532,874
Whiting Petroleum Corp. 5.75%, 3/15/21		1,201	1,213,502
Williams Cos., Inc. (The) 3.70%, 1/15/23		814	792,087
WPX Energy, Inc. 6.00%, 1/15/22		298	306,544
7.50%, 8/01/20		509	545,516

			30,431,957

Other Industrial – 1.3%
Algeco Global Finance PLC 8.00%, 2/15/23(a)		251	251,394
American Tire Distributors, Inc. 10.25%, 3/01/22(a)		270	274,901
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22		866	862,311
7.00%, 6/15/23		242	243,815
LKQ Corp. 4.75%, 5/15/23		917	917,660
Travis Perkins PLC 4.50%, 9/07/23(a)	GBP	645	928,129

			3,478,210

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 2.7%
ADT Corp. (The) 3.50%, 7/15/22	U.S.$	868	$807,492
6.25%, 10/15/21		367	381,820
APX Group, Inc. 6.375%, 12/01/19		175	176,234
7.875%, 12/01/22		1,276	1,327,716
Aramark Services, Inc. 5.125%, 1/15/24		141	143,820
Arena Luxembourg Finance SARL 2.875%, 11/01/24(a)	EUR	109	136,844
Carlson Travel, Inc. 6.75%, 12/15/23(a)	U.S.$	1,177	1,174,058
eDreams ODIGEO SA 8.50%, 8/01/21(a)	EUR	408	532,172
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20	U.S.$	560	561,327
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(a)		879	952,194
Sabre GLBL, Inc. 5.25%, 11/15/23(a)		300	303,360
5.375%, 4/15/23(a)		792	798,914

			7,295,951

Technology – 4.0%
Amkor Technology, Inc. 6.375%, 10/01/22		305	311,914
6.625%, 6/01/21		175	175,866
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/24(a)		776	913,430
Dell International LLC/EMC Corp. 5.875%, 6/15/21(a)		542	556,634
7.125%, 6/15/24(a)		211	225,426
First Data Corp. 5.375%, 8/15/23(a)		1,284	1,305,995
Infor US, Inc. 5.75%, 8/15/20(a)		827	843,937
6.50%, 5/15/22		545	554,140
Ingram Micro, Inc. 5.45%, 12/15/24		89	86,182
Iron Mountain, Inc. 4.375%, 6/01/21(a)		294	295,394
6.00%, 8/15/23		521	538,380
NXP BV/NXP Funding LLC 3.75%, 6/01/18(a)		650	651,482
4.125%, 6/01/21(a)		537	543,331

22 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.625%, 6/01/23(a)	U.S.$	509	$518,691
Quintiles IMS, Inc. 3.25%, 3/15/25(a)	EUR	248	306,180
4.875%, 5/15/23(a)	U.S.$	673	686,904
Sanmina Corp. 4.375%, 6/01/19(a)		1,524	1,537,183
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24(a)		195	216,924
Symantec Corp. 3.95%, 6/15/22		445	444,043

			10,712,036

Transportation - Services – 2.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/01/23		201	200,100
Europcar Groupe SA 5.75%, 6/15/22(a)	EUR	871	1,110,046
Herc Rentals, Inc. 7.50%, 6/01/22(a)	U.S.$	655	699,429
7.75%, 6/01/24(a)		106	114,787
Hertz Corp. (The) 5.875%, 10/15/20		121	120,077
7.375%, 1/15/21		1,078	1,071,198
Hertz Holdings Netherlands BV 5.50%, 3/30/23(a)	EUR	221	271,989
Loxam SAS 3.50%, 4/15/22(a)		112	142,823
4.25%, 4/15/24(a)		105	136,171
Park Aerospace Holdings Ltd. 4.50%, 3/15/23(a)	U.S.$	155	146,483
5.25%, 8/15/22(a)		170	166,447
United Rentals North America, Inc. 4.625%, 7/15/23		902	919,093
XPO Logistics, Inc. 6.125%, 9/01/23(a)		1,311	1,351,575

			6,450,218

			162,956,843

Financial Institutions – 6.1%
Banking – 4.0%
Ally Financial, Inc. 3.75%, 11/18/19		380	381,927
4.125%, 3/30/20-2/13/22		506	507,557
Banco Bilbao Vizcaya Argentaria SA 5.875%, 5/24/22(a)(f)	EUR	200	266,973
Banco Santander SA 6.25%, 9/11/21(a)(f)		300	406,971

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.75%, 4/25/22(a)(f)	EUR	300	$415,738
Barclays PLC 8.00%, 12/15/20(f)		340	476,044
CIT Group, Inc. 5.00%, 8/15/22	U.S.$	108	110,552
5.25%, 3/07/25		746	762,777
Citigroup Capital XVIII 1.579% (Sterling LIBOR 3 Month + 0.89%), 6/28/67(g)	GBP	643	809,030
Credit Agricole SA 6.625%, 9/23/19(a)(f)	U.S.$	442	454,407
Intesa Sanpaolo SpA 7.00%, 1/19/21(a)(f)	EUR	410	549,888
Lloyds Banking Group PLC 7.625%, 6/27/23(a)(f)	GBP	410	642,325
Royal Bank of Scotland Group PLC 6.00%, 12/19/23	U.S.$	344	366,511
6.10%, 6/10/23		681	722,718
Series U 4.622% (LIBOR 3 Month + 2.32%), 9/30/27(f)(g)		900	910,377
Societe Generale SA 7.375%, 9/13/21(a)(f)		386	410,248
UBS Group AG 7.125%, 2/19/20-8/10/21(a)(f)		802	839,950
UniCredit SpA 6.75%, 9/10/21(a)(f)	EUR	207	274,443
9.25%, 6/03/22(a)(f)		220	323,916
Zions Bancorporation 5.65%, 11/15/23	U.S.$	1,112	1,127,991

			10,760,343

Finance – 1.3%
goeasy Ltd. 7.875%, 11/01/22(a)		626	670,665
Lincoln Finance Ltd. 6.875%, 4/15/21(a)	EUR	204	259,797
7.375%, 4/15/21(a)	U.S.$	200	206,718
Navient Corp. 4.875%, 6/17/19		649	654,309
6.50%, 6/15/22		496	512,730
8.00%, 3/25/20		296	314,722
SLM Corp. 5.125%, 4/05/22		449	450,091
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(a)		528	504,921

			3,573,953

24 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.1%
Polaris Intermediate Corp. 8.50%, 12/01/22(a)(c)	U.S.$	270	$275,549

Other Finance – 0.6%
Intrum Justitia AB 2.75%, 7/15/22(a)	EUR	731	881,182
3.125%, 7/15/24(a)		355	422,753
LHC3 PLC 4.125%, 8/15/24(a)(c)		123	152,780
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, 12/15/22(a)	U.S.$	54	55,169

			1,511,884

REITS – 0.1%
SBA Communications Corp. 4.00%, 10/01/22(a)		410	392,796

			16,514,525

Utility – 1.8%
Electric – 1.5%
AES Corp./VA 4.00%, 3/15/21		829	832,797
Calpine Corp. 6.00%, 1/15/22(a)		1,076	1,102,900
ContourGlobal Power Holdings SA 5.125%, 6/15/21(a)	EUR	982	1,247,439
DPL, Inc. 6.75%, 10/01/19	U.S.$	442	459,600
Talen Energy Supply LLC 9.50%, 7/15/22(a)(d)		333	323,123

			3,965,859

Natural Gas – 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23		809	810,497

			4,776,356

Total Corporates – Non-Investment Grade (cost $184,670,695)			184,247,724

CORPORATES – INVESTMENT GRADE – 16.6%
Industrial – 10.7%
Basic – 2.2%
Anglo American Capital PLC 4.125%, 4/15/21(a)		1,323	1,341,932

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Equate Petrochemical BV 3.00%, 3/03/22(a)	U.S.$	505	$487,325
FMG Resources (August 2006) Pty Ltd. 9.75%, 3/01/22(a)		1,030	1,135,771
Glencore Finance Canada Ltd. 4.25%, 10/25/22(a)		610	619,888
Glencore Finance Europe Ltd. 1.875%, 9/13/23(a)	EUR	290	369,552
Glencore Funding LLC 4.125%, 5/30/23(a)	U.S.$	300	301,476
LYB International Finance II BV 1.875%, 3/02/22	EUR	538	695,266
Mosaic Co. (The) 3.25%, 11/15/22	U.S.$	1,130	1,107,863

			6,059,073

Capital Goods – 1.2%
CNH Industrial Capital LLC 4.375%, 4/05/22		648	656,793
CNH Industrial NV 4.50%, 8/15/23		854	873,565
General Electric Co. Series D 5.00%, 1/21/21(f)		35	34,648
Masco Corp. 5.95%, 3/15/22		572	621,038
Rolls-Royce PLC 2.125%, 6/18/21(a)	EUR	791	1,033,133

			3,219,177

Communications - Media – 0.5%
Cox Communications, Inc. 3.35%, 9/15/26(a)	U.S.$	484	460,419
Thomson Reuters Corp. 4.30%, 11/23/23		146	149,409
Time Warner Cable LLC 4.00%, 9/01/21		769	773,591

			1,383,419

Communications - Telecommunications – 0.5%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 3/20/25(a)		1,385	1,390,568

Consumer Cyclical - Automotive – 1.0%
General Motors Financial Co., Inc. 0.955%, 9/07/23(a)	EUR	441	536,062

26 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Schaeffler Finance BV 4.75%, 5/15/23(a)	U.S.$	469	$474,028
Volkswagen International Finance NV Series 4Y 0.50%, 3/30/21(a)	EUR	800	991,201
ZF North America Capital, Inc. 4.50%, 4/29/22(a)	U.S.$	751	760,470

			2,761,761

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 1.875%, 11/07/22	EUR	785	1,024,437

Consumer Cyclical - Retailers – 0.2%
AutoNation, Inc. 6.75%, 4/15/18	U.S.$	106	106,131
Dollar Tree, Inc. 5.75%, 3/01/23		384	401,476

			507,607

Consumer Non-Cyclical – 1.7%
Coca-Cola European Partners PLC 0.75%, 2/24/22(a)	EUR	834	1,041,280
CVS Health Corp. 3.50%, 7/20/22	U.S.$	600	598,680
4.10%, 3/25/25		488	492,031
McKesson Corp. 0.625%, 8/17/21	EUR	845	1,050,023
Mylan NV 3.15%, 6/15/21	U.S.$	240	236,722
Mylan, Inc. 3.125%, 1/15/23(a)		467	452,247
Smithfield Foods, Inc. 3.35%, 2/01/22(a)		370	361,390
Universal Health Services, Inc. 4.75%, 8/01/22(a)		480	487,402

			4,719,775

Energy – 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.25%, 10/15/22		470	487,677
Cenovus Energy, Inc. 3.00%, 8/15/22		386	371,899
3.80%, 9/15/23		30	29,705
Sabine Pass Liquefaction LLC 5.75%, 5/15/24		387	416,544
Williams Partners LP 3.35%, 8/15/22		679	666,568

			1,972,393

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.9%
eBay, Inc. 3.80%, 3/09/22	U.S.$	192	$195,479
IHS Markit Ltd. 5.00%, 11/01/22(a)		1,446	1,500,500
Total System Services, Inc. 3.75%, 6/01/23		333	332,667
3.80%, 4/01/21		309	312,535

			2,341,181

Technology – 0.7%
Activision Blizzard, Inc. 6.125%, 9/15/23(a)		266	278,342
Agilent Technologies, Inc. 3.875%, 7/15/23		495	501,965
Seagate HDD Cayman 4.75%, 1/01/25		79	76,962
Tencent Holdings Ltd. 3.375%, 5/02/19(a)		517	519,822
Xerox Corp. 3.625%, 3/15/23		426	416,040

			1,793,131

Transportation - Airlines – 0.3%
Ryanair DAC 1.125%, 3/10/23(a)	EUR	703	881,372

Transportation - Services – 0.4%
FedEx Corp. 1.00%, 1/11/23		831	1,040,602

			29,094,496

Financial Institutions – 5.7%
Banking – 4.3%
ABN AMRO Bank NV 6.25%, 4/27/22(a)	U.S.$	787	859,010
7.75%, 5/15/23(b)		200	231,284
American Express Credit Corp. 0.625%, 11/22/21	EUR	696	865,102
BBVA Bancomer SA/Texas 6.50%, 3/10/21(a)	U.S.$	520	552,500
BNP Paribas SA 7.625%, 3/30/21(a)(f)		383	411,219
Capital One Bank USA, NA 3.375%, 2/15/23		509	496,657
Citigroup, Inc. 0.75%, 10/26/23(a)	EUR	369	449,990
Compass Bank 2.875%, 6/29/22	U.S.$	687	666,782

28 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cooperatieve Rabobank UA 6.875%, 3/19/20(a)	EUR	500	$692,663
Credit Agricole SA/London 3.375%, 1/10/22(a)	U.S.$	323	320,775
Credit Suisse Group Funding Guernsey Ltd. Series E 1.25%, 4/14/22(a)	EUR	960	1,206,912
Deutsche Bank AG Series G 3.375%, 5/12/21	U.S.$	598	591,290
Goldman Sachs Group, Inc. (The) 2.00%, 7/27/23(a)	EUR	801	1,034,604
ING Groep NV 3.15%, 3/29/22	U.S.$	761	751,023
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/01/21		345	342,823
Morgan Stanley 5.00%, 11/24/25		662	694,862
Nordea Bank AB 5.50%, 9/23/19(a)(f)		419	424,175
Santander Holdings USA, Inc. 4.40%, 7/13/27		345	341,647
Santander UK Group Holdings PLC 3.571%, 1/10/23		263	259,841
Standard Chartered PLC 3.95%, 1/11/23(a)		506	499,331

			11,692,490

Brokerage – 0.2%
GFI Group, Inc. 8.375%, 7/19/18		467	469,545

Insurance – 0.4%
Berkshire Hathaway, Inc. 0.625%, 1/17/23	EUR	843	1,040,983

REITS – 0.8%
EPR Properties 4.50%, 4/01/25	U.S.$	690	691,187
Sabra Health Care LP/Sabra Capital Corp. 5.375%, 6/01/23		889	884,555
5.50%, 2/01/21		316	322,364
Spirit Realty LP 4.45%, 9/15/26		303	293,286

			2,191,392

			15,394,410

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.2%
Electric – 0.2%
Dominion Energy, Inc. 4.104%, 4/01/21	U.S.$	500	$508,140

Total Corporates – Investment Grade (cost $44,553,091)			44,997,046

BANK LOANS – 7.7%
Industrial – 7.3%
Basic – 0.4%
Berry Global, Inc. (fka Berry Plastics Corporation) 3.74% (LIBOR 1 Month + 2.00%), 1/06/21(h)		288	289,080
Foresight Energy LLC 7.627% (LIBOR 1 Month + 5.75%), 3/28/22(h)		173	170,182
Multi-Color Corporation 4.127% (LIBOR 1 Month + 2.25%), 10/31/24(h)		539	540,670
Unifrax I LLC 5.802% (LIBOR 3 Month + 3.50%), 4/04/24(h)		149	150,179

			1,150,111

Capital Goods – 1.2%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC) 5.127% (LIBOR 1 Month + 3.25%), 8/18/24(h)		235	236,614
Apex Tool Group, LLC 5.398% (LIBOR 1 Month + 3.75%), 2/01/22(h)		981	978,556
Avolon TLB Borrower 1 (US) LLC 4.072% (LIBOR 1 Month + 2.25%), 3/21/22(h)		521	521,224
Gardner Denver, Inc. 5.052% (LIBOR 3 Month + 2.75%), 7/30/24(h)		122	122,826
Gates Global LLC 5.052% (LIBOR 3 Month + 2.75%), 4/01/24(h)		362	363,584
GFL Environmental Inc. 5.052% (LIBOR 3 Month + 2.75%), 9/29/23(h)		250	250,550

30 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HD Supply Waterworks, LTD. 5.01% (LIBOR 3 Month + 3.00%), 8/01/24(d)(h)	U.S.$	29	$29,534
5.21% (LIBOR 6 Month + 3.00%), 8/01/24(d)(h)		34	33,805
Transdigm Inc. 4.63% (LIBOR 1 Month + 2.75%), 6/09/23(h)		452	452,798
5.05% (LIBOR 3 Month + 2.75%), 6/09/23(h)		237	237,123
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 4.629% (LIBOR 1 Month + 2.75%), 3/03/23(h)		61	61,355

			3,287,969

Communications - Media – 0.2%
Checkout Holding Corp. (fka Catalina Marketing) 5.377% (LIBOR 1 Month + 3.50%), 4/09/21(h)		239	148,025
Townsquare Media, Inc. 4.877% (LIBOR 1 Month + 3.00%), 4/01/22(d)(h)		397	397,139

			545,164

Communications - Telecommunications – 0.3%
Intelsat Jackson Holdings S.A. 6.46% (LIBOR 3 Month + 4.50%), 1/02/24(h)		54	55,132
6.63%, 1/02/24		90	91,180
West Corporation 5.877% (LIBOR 1 Month + 4.00%), 10/10/24(h)		522	526,309

			672,621

Consumer Cyclical - Automotive – 0.0%
Navistar, Inc. 5.21% (LIBOR 1 Month + 3.50%), 11/06/24(h)		107	107,621

Consumer Cyclical - Entertainment – 0.4%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 5.302% (LIBOR 3 Month + 3.00%), 4/01/24(h)		1,038	1,033,194

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 1.0%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 4.627% (LIBOR 1 Month + 2.75%), 12/23/24(h)	U.S.$	439	$441,719
Golden Nugget, Inc. (aka Landry’s Inc.) 4.90% (LIBOR 2 Month + 3.25%), 10/04/23(h)		542	547,105
5.04% (LIBOR 2 Month + 3.25%), 10/04/23(h)		710	715,702
La Quinta Intermediate Holdings L.L.C. 4.47% (LIBOR 3 Month + 2.75%), 4/14/21(h)		412	411,938
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC) 4.443% (LIBOR 3 Month + 2.75%), 5/14/20(h)		478	480,088

			2,596,552

Consumer Cyclical - Restaurants – 0.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons) 4.13% (LIBOR 1 Month + 2.25%), 2/16/24(h)		1,110	1,110,093
4.55% (LIBOR 3 Month + 2.25%), 2/16/24(h)		716	716,633
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings) 4.936% (LIBOR 1 Month + 3.25%), 2/05/25(h)		98	98,735

			1,925,461

Consumer Cyclical - Retailers – 0.2%
J.C. Penney Corporation, Inc. 6.234% (LIBOR 3 Month + 4.25%), 6/23/23(h)		398	388,913
Michaels Stores, Inc. 4.49% (LIBOR 1 Month + 2.75%), 1/30/23(h)		37	37,122
4.57% (LIBOR 1 Month + 2.75%), 1/30/23(h)		6	6,401
4.63% (LIBOR 1 Month + 2.75%), 1/30/23(h)		99	99,356

			531,792

32 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 1.8%
Acadia Healthcare Company, Inc. 4.38% (LIBOR 1 Month + 2.50%), 2/11/22(h)	U.S.$	393	$395,980
Air Medical Group Holdings, Inc. 4.936% (LIBOR 1 Month + 3.25%), 4/28/22(h)		1,485	1,489,677
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 9/26/25(i)		615	562,005
Arbor Pharmaceuticals, LLC 6.994% (LIBOR 2 Month + 5.00%), 7/05/23(d)(h)		424	430,299
Avantor, Inc. 5.877% (LIBOR 1 Month + 4.00%), 11/21/24(h)		261	263,548
Envision Healthcare Corporation (fka Emergency Medical Services Corporation) 4.88% (LIBOR 3 Month + 3.00%), 12/01/23(h)		78	77,793
Horizon Pharma, Inc. 5.125% (LIBOR 1 Month + 3.25%), 3/29/24(h)		1,144	1,150,004
Kinetic Concepts, Inc. 5.552% (LIBOR 3 Month + 3.25%), 2/02/24(h)		313	313,810
Post Holdings, Inc. 3.88% (LIBOR 3 Month + 2.00%), 5/24/24(h)		203	203,229
Vizient, Inc. 4.627% (LIBOR 1 Month + 2.75%), 2/13/23(d)(h)		83	83,784

			4,970,129

Energy – 0.2%
California Resources Corporation 12.229% (LIBOR 1 Month + 10.38%), 12/31/21(h)		545	614,597

Services – 0.5%
Camelot U.S. Acquisition 1 Co. (fka Thomson Reuters Intellectual Property & Science) 5.127% (LIBOR 1 Month + 3.25%), 10/03/23(h)		200	200,931
iPayment, Inc. 6.618% (LIBOR 6 Month + 5.00%), 4/11/23(d)(h)(j)		693	700,195

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Travelport Finance (Luxembourg) S.Ã r.l. 4.401% (LIBOR 2 Month + 2.50%), 3/17/25(h)	U.S.$	446	$446,627

			1,347,753

Technology – 0.4%
Conduent Incorporated 4.877% (LIBOR 1 Month + 3.00%), 12/07/23(h)		63	63,490
MTS Systems Corporation 4.99% (LIBOR 1 Month + 3.25%), 7/05/23(d)(h)		382	383,872
Solera, LLC (Solera Finance, Inc.) 4.627% (LIBOR 1 Month + 2.75%), 3/03/23(h)		686	687,166

			1,134,528

			19,917,492

Financial Institutions – 0.4%
Insurance – 0.4%
MPH Acquisition Holdings LLC 5.052% (LIBOR 3 Month + 2.75%), 6/07/23(h)		576	578,017
Sedgwick Claims Management Services, Inc. 4.627% (LIBOR 1 Month + 2.75%), 3/01/21(h)		362	362,015

			940,032

Total Bank Loans (cost $20,699,028)			20,857,524

EMERGING MARKETS – CORPORATE BONDS – 2.7%
Industrial – 2.4%
Basic – 0.6%
Consolidated Energy Finance SA 6.75%, 10/15/19(a)		568	575,384
First Quantum Minerals Ltd. 7.00%, 2/15/21(a)		602	603,746
7.25%, 5/15/22(a)		491	491,756

			1,670,886

Capital Goods – 0.1%
Union Andina de Cementos SAA 5.875%, 10/30/21(a)		330	340,279

34 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.6%
Digicel Ltd. 6.75%, 3/01/23(a)	U.S.$	722	$649,713
MTN Mauritius Investment Ltd. 5.373%, 2/13/22(a)		820	828,200

			1,477,913

Consumer Cyclical - Other – 0.3%
Studio City Co., Ltd. 5.875%, 11/30/19(a)		690	703,800

Consumer Non-Cyclical – 0.3%
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21		893	803,700
Tonon Luxembourg SA 7.25%, 1/24/20(b)(c)(d)(k)(l)		266	13,038
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(b)(d)(k)(m)		425	27,081

			843,819

Energy – 0.4%
Petrobras Global Finance BV 5.999%, 1/27/28(a)		784	775,133
6.125%, 1/17/22		18	19,184
6.25%, 3/17/24		311	328,260

			1,122,577

Transportation - Airlines – 0.1%
Guanay Finance Ltd. 6.00%, 12/15/20(a)		258	263,451

			6,422,725

Financial Institutions – 0.3%
Banking – 0.3%
Turkiye Vakiflar Bankasi TAO 3.75%, 4/15/18(a)		515	514,444
5.75%, 1/30/23(a)		290	282,402

			796,846

Total Emerging Markets – Corporate Bonds (cost $8,021,625)			7,219,571

EMERGING MARKETS – SOVEREIGNS – 0.8%
Argentina – 0.3%
Argentine Republic Government International Bond 6.875%, 4/22/21		807	854,210

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bahrain – 0.2%
CBB International Sukuk Co. SPC 6.273%, 11/22/18(a)	U.S.$	498	$505,273

Dominican Republic – 0.2%
Dominican Republic International Bond 7.50%, 5/06/21(a)		620	661,075

Kenya – 0.1%
Kenya Government International Bond 5.875%, 6/24/19(a)		240	246,000

Total Emerging Markets – Sovereigns (cost $2,255,506)			2,266,558

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.7%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/47(a)(d)		601	598,792
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, 5/25/46(a)(d)		1,037	1,042,650
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 3/15/48(a)(d)		380	375,426

Total Asset-Backed Securities (cost $2,018,415)			2,016,868

COLLATERALIZED LOAN OBLIGATIONS – 0.6%
CLO - Floating Rate – 0.6%
Carlyle Global Market Strategies CLO Ltd. Series 2014-2A, Class AR 3.089% (LIBOR 3 Month + 1.25%), 5/15/25(a)(d)(g)		550	550,300
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A1 3.92% (LIBOR 3 Month + 1.03%), 4/26/31(a)(g)		550	550,000
SOUND POINT CLO XIX Ltd. Series 2018-1A, Class A 3.29% (LIBOR 3 Month + 1.00%), 4/15/31(a)(g)		550	550,000

Total Collateralized Loan Obligations (cost $1,650,000)			1,650,300

36 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Risk Share Floating Rate – 0.5%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 7.572% (LIBOR 1 Month + 5.70%), 4/25/28(g)	U.S.$	152	$175,837
Series 2015-C04, Class 2M2 7.422% (LIBOR 1 Month + 5.55%), 4/25/28(g)		227	255,684
Series 2016-C01, Class 1M2 8.622% (LIBOR 1 Month + 6.75%), 8/25/28(g)		460	554,792
Series 2016-C01, Class 2M2 8.822% (LIBOR 1 Month + 6.95%), 8/25/28(g)		203	243,937
Series 2016-C05, Class 2M2 6.322% (LIBOR 1 Month + 4.45%), 1/25/29(g)		197	219,722

Total Collateralized Mortgage Obligations (cost $1,239,037)			1,449,972

GOVERNMENTS – TREASURIES – 0.5%
Russia – 0.2%
Russian Federal Bond – OFZ Series 6217 7.50%, 8/18/21	RUB	30,493	549,728

United States – 0.3%
U.S. Treasury Notes 3.75%, 11/15/18(n)	U.S.$	882	891,096

Total Governments – Treasuries (cost $1,415,064)			1,440,824

EMERGING MARKETS – TREASURIES – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 16.95%, 2/04/22(a)	DOP	19,200	485,447

South Africa – 0.1%
Republic of South Africa Government Bond Series 2023 7.75%, 2/28/23	ZAR	3,538	303,502

Total Emerging Markets – Treasuries (cost $765,442)			788,949

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Kazakhstan – 0.2%
KazMunayGas National Co. JSC 6.375%, 4/09/21(a)	U.S.$	360	$387,864
7.00%, 5/05/20(a)		246	263,835

Total Quasi-Sovereigns (cost $650,398)			651,699

		Notional Amount
OPTIONS PURCHASED – PUTS – 0.1%
Options on Funds and Investment Trusts – 0.1%
SPDR S&P 500 ETF Trust Expiration: Apr 2018; Contracts: 373; Exercise Price: USD 266.00; Counterparty: Morgan Stanley & Co., Inc.(k) (premiums paid $66,781)	USD	37,300	221,935

		Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITY – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.214%, 6/15/45(a)(d) (cost $101,718)	U.S.$	100	97,914

		Shares
SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.41%(o)(p)(q) (cost $1,572,292)		1,572,292	1,572,292

Total Investments – 99.2% (cost $269,679,092)			269,479,176	(r)
Other assets less liabilities – 0.8%			2,072,003

Net Assets – 100.0%			$271,551,179

38 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)	Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	58	June 2018	EUR 5,800	$9,285,373	$9,366,798	$(81,425)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	805	EUR	652	5/30/18	$601
Barclays Bank PLC	BRL	1,705	USD	516	4/03/18	(242)
Barclays Bank PLC	USD	513	BRL	1,705	4/03/18	3,472
Barclays Bank PLC	RUB	32,163	USD	562	4/17/18	1,788
Barclays Bank PLC	USD	515	BRL	1,705	5/03/18	443
Citibank, NA	BRL	1,705	USD	513	4/03/18	(3,472)
Citibank, NA	USD	524	BRL	1,705	4/03/18	(7,176)
Citibank, NA	NZD	2,357	USD	1,704	6/07/18	844
Goldman Sachs Bank USA	GBP	2,441	USD	3,464	4/13/18	38,538
JPMorgan Chase Bank, NA	USD	514	IDR	6,877,396	4/23/18	(13,627)
JPMorgan Chase Bank, NA	EUR	23,613	USD	29,312	5/30/18	141,357
Morgan Stanley Capital Services, Inc.	AUD	893	USD	690	6/07/18	3,564
Royal Bank of Scotland PLC	USD	888	EUR	716	5/30/18	(3,195)
Standard Chartered Bank	USD	438	INR	28,761	5/17/18	1,390
State Street Bank & Trust Co.	CAD	433	USD	349	4/12/18	12,901
State Street Bank & Trust Co.	GBP	239	USD	333	4/13/18	(1,963)
State Street Bank & Trust Co.	ZAR	3,512	USD	289	4/13/18	(7,197)
State Street Bank & Trust Co.	USD	38	EUR	30	5/30/18	4

						$168,030

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	373	USD	258.00	April 2018	USD 37	$36,539	$(105,000)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 21, 5 Year Index, 12/20/2018*	(5.00)%	Quarterly	2.49%	USD	470	$(7,817)	$(4,485)	$(3,332)

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 25, 5 Year Index, 12/20/2020*	(5.00)%	Quarterly	2.61%	USD	5	$(280)	$3	$(283)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	Quarterly	0.27	USD	370	(4,687)	(2,122)	(2,565)

Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	Quarterly	2.45	USD	78	5,530	2,643	2,887
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.39	USD	270	17,957	17,945	12
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.61	USD	129	7,990	7,528	462
CDX-NAIG Series 20, 5 Year Index, 6/20/2018*	1.00	Quarterly	0.08	USD	1,540	3,729	654	3,075
iTraxx Xover Series 21, 5 Year Index, 6/20/2019*	5.00	Quarterly	0.74	EUR	3	207	121	86
iTraxx Xover Series 25, 5 Year Index, 6/20/21*	5.00	Quarterly	1.65	EUR	3	392	90	302
iTraxx Xover Series 28, 5 Year Index, 12/20/22*	5.00	Quarterly	2.49	EUR	5,960	811,794	790,813	20,981

						$834,815	$813,190	$21,625

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 4,200	5/03/26	1.771%	3 Month LIBOR	Semi-Annual/Quarterly	$289,695
USD 2,680	12/16/26	2.342%	3 Month LIBOR	Semi-Annual/Quarterly	76,833

					$366,528

40 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Windstream Services, LLC, 7.500%, 6/01/22, 6/20/18*	(5.00)%	Quarterly	33.82%	USD	604	$36,693	$35,112	$1,581
Credit Suisse International
CDX-CMBX. NA.BB Series 6, 5/11/63*	(5.00)	Monthly	12.54	USD	540	128,719	69,489	59,230
Goldman Sachs International
CDX-CMBX. NA.BB Series 6, 5/11/63*	(5.00)	Monthly	12.54	USD	1,190	283,656	155,005	128,651

Sale Contracts
Barclays Bank PLC
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.36	EUR	424	36,515	23,396	13,119
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.36	EUR	326	28,088	17,872	10,216
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	Quarterly	0.25	USD	230	8,321	2,116	6,205
Windstream Services, LLC, 7.500%, 6/01/22, 12/20/22*	5.00	Quarterly	24.78	USD	1,180	(491,584)	(399,386)	(92,198)

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
thyssenkrupp AG, 4.270%, 8/27/18, 3/20/19*	1.00%	Quarterly	0.15%	EUR	1,050	$11,222	$(29,965)	$41,187
Unitymedia GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	Quarterly	0.16	EUR	40	2,432	1,551	881
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.36	EUR	670	57,711	37,903	19,808
Credit Suisse International
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.36	EUR	410	77,086	38,883	38,203
Deutsche Bank AG
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	315	(46,242)	(21,735)	(24,507)
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	1,052	(154,433)	(74,519)	(79,914)
Sprint Communications, Inc., 7.000%, 08/15/20, 9/20/18*	5.00	Quarterly	0.52	USD	510	11,778	2,831	8,947
United States Steel Corporation, 6.650%, 6/01/37, 3/20/19*	5.00	Quarterly	0.19	USD	295	14,258	2,293	11,965

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 6/20/22*	5.00%	Quarterly	2.20%	USD	790	$86,716	$44,441	$42,275
CCO Holdings, LLC, 5.750%, 01/15/24, 3/20/19*	5.00	Quarterly	0.19	USD	300	14,499	5,977	8,522
CDX-CMBX. NA.BB Series 6, 5/11/63*	5.00	Monthly	12.54	USD	836	(199,274)	(109,770)	(89,504)
CDX-CMBX. NA.BB Series 6, 5/11/63*	5.00	Monthly	12.54	USD	837	(199,513)	(107,031)	(92,482)
CDX-CMBX. NA.BB Series 6, 5/11/63*	5.00	Monthly	12.54	USD	1,026	(244,629)	(124,939)	(119,690)
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	46	(6,753)	(3,171)	(3,582)
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	592	(86,906)	(43,136)	(43,770)
Wendel, 3.750%, 1/21/21, 3/20/19*	5.00	Quarterly	0.13	EUR	1,050	64,282	62,432	1,850
JPMorgan Chase Bank, NA
Unitymedia GmbH, 9.625%, 12/01/19, 9/20/18*	5.00	Quarterly	0.11	EUR	190	5,917	3,784	2,133

						$(561,441)	$(410,567)	$(150,874)

*	Termination date

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	1,659,000	LIBOR	Quarterly	USD	1,659	6/20/18	$(3,837)
iBoxx $ Liquid High Yield Index	1,659,000	LIBOR	Quarterly	USD	1,659	6/20/18	(4,085)
iBoxx $ Liquid High Yield Index	1,658,000	LIBOR	Quarterly	USD	1,658	6/20/18	(4,144)
iBoxx $ Liquid High Yield Index	1,659,000	LIBOR	Quarterly	USD	1,659	6/20/18	(8,293)
iBoxx $ Liquid High Yield Index	2,489,000	LIBOR	Quarterly	USD	2,489	6/20/18	(12,442)
Citibank, NA
iBoxx $ Liquid High Yield Index	1,659,000	LIBOR	Quarterly	USD	1,659	6/20/18	(4,581)
Goldman Sachs International
iBoxx $ Liquid High Yield Index	3,318,000	LIBOR	Quarterly	USD	3,318	6/20/18	(17,820)
Morgan Stanley & Co. International PLC
iBoxx $ Liquid High Yield Index	1,659,000	LIBOR	Quarterly	USD	1,659	6/20/18	(9,527)
Morgan Stanley Capital Services LLC
iShares iBoxx $ High Yield Corporate Bond ETF	57,500	LIBOR Minus 2.00%	Maturity	USD	4,924	4/16/18	(5,231)

							$(69,960)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $120,197,087 or 44.3% of net assets.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.27% of net assets as of March 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 5/15/23	3/21/18	$229,855	$231,284	0.09%
Tervita Escrow Corp. 7.625%, 12/01/21	12/07/16	450,000	455,522	0.17%
Tonon Luxembourg SA 7.25%, 1/24/20	7/24/15	263,580	13,038	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	3/15/13	425,000	27,081	0.01%

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2018.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Convertible security.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2018.

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PORTFOLIO OF INVESTMENTS (continued)

(h)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2018.

(i)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(j)	Illiquid security.

(k)	Non-income producing security.

(l)	Defaulted.

(m)	Defaulted matured security.

(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(o)	Affiliated investments.

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(q)	The rate shown represents the 7-day yield as of period end.

(r)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations: AUD – Australian Dollar BRL – Brazilian Real CAD – Canadian Dollar DOP – Dominican Peso EUR – Euro GBP – Great British Pound	IDR – Indonesian Rupiah INR – Indian Rupee NZD – New Zealand Dollar RUB – Russian Ruble USD – United States Dollar ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

INTRCONX – Inter-Continental Exchange

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depository Receipt

TBA – To Be Announced

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 45

STATEMENT OF ASSETS & LIABILITIES

March 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $268,106,800)	$267,906,884
Affiliated issuers (cost $1,572,292)	1,572,292
Cash	9,364
Cash collateral due from broker	642,734
Foreign currencies, at value (cost $56,593)	94,250
Interest receivable	3,723,721
Upfront premiums paid on credit default swaps	503,085
Unrealized appreciation on credit default swaps	394,773
Receivable for capital stock sold	337,515
Unrealized appreciation on forward currency exchange contracts	204,902
Receivable for investment securities sold	94,804
Receivable for variation margin on centrally cleared swaps	36,363
Receivable for terminated centrally cleared interest rate swaps	8,272
Affiliated dividends receivable	1,759

Total assets	275,530,718

Liabilities
Options written, at value (premiums received $36,539)	105,000
Payable for investment securities purchased	1,171,680
Upfront premiums received on credit default swaps	913,652
Payable for capital stock redeemed	713,950
Unrealized depreciation on credit default swaps	545,647
Dividends payable	148,623
Advisory fee payable	107,231
Unrealized depreciation on total return swaps	69,960
Unrealized depreciation on forward currency exchange contracts	36,872
Distribution fee payable	26,273
Administrative fee payable	14,914
Payable for variation margin on futures	4,310
Payable for terminated centrally cleared credit default swaps	3,721
Transfer Agent fee payable	2,432
Directors’ fees payable	1,067
Accrued expenses	114,207

Total liabilities	3,979,539

Net Assets	$271,551,179

Composition of Net Assets
Capital stock, at par	$26,573
Additional paid-in capital	281,355,874
Distributions in excess of net investment income	(1,941,453)
Accumulated net realized loss on investment and foreign currency transactions	(7,887,779)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(2,036)

$271,551,179

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$20,396,990	1,993,635	$10.23	*

C	$24,505,492	2,396,477	$10.23

Advisor	$226,618,519	22,180,274	$10.22

R	$10,265	1,003	$10.23

K	$10,267	1,004	$10.23

I	$9,646	943	$10.23

*	The maximum offering price per share for Class A shares was $10.68 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 47

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2018 (unaudited)

Investment Income
Interest	$6,613,442
Dividends—Affiliated issuers	28,227
Other income	4,590	$6,646,259

Expenses
Advisory fee (see Note B)	811,608
Distribution fee—Class A	27,962
Distribution fee—Class C	129,473
Distribution fee—Class R	26
Distribution fee—Class K	13
Transfer agency—Class A	5,558
Transfer agency—Class C	6,530
Transfer agency—Advisor Class	61,204
Transfer agency—Class R	3
Transfer agency—Class K	3
Transfer agency—Class I	1
Custodian	92,231
Audit and tax	66,708
Administrative	31,517
Registration fees	29,136
Legal	22,267
Printing	20,959
Directors’ fees	14,373
Miscellaneous	11,550

Total expenses	1,331,122
Less: expenses waived and reimbursed by the Adviser (see Note B)	(145,628)

Net expenses		1,185,494

Net investment income		5,460,765

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		573,653
Forward currency exchange contracts		(165,085)
Futures		462,347
Options written		119,489
Swaps		148,528
Foreign currency transactions		(1,450,154)
Net change in unrealized appreciation/depreciation of:
Investments		(4,486,546)
Forward currency exchange contracts		388,352
Futures		(195,501)
Options written		(118,194)
Swaps		(66,574)
Foreign currency denominated assets and liabilities		6,270

Net loss on investment and foreign currency transactions		(4,783,415)

Net Increase in Net Assets from Operations		$677,350

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,460,765	$11,261,518
Net realized gain (loss) on investment and foreign currency transactions	(311,222)	1,504,087
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(4,472,193)	2,522,298
Contributions from Affiliates (see Note B)	– 0	–	49

Net increase in net assets from operations	677,350	15,287,952
Dividends to Shareholders from
Net investment income
Class A	(396,645)	(912,573)
Class C	(363,577)	(809,347)
Advisor Class	(4,677,024)	(10,473,942)
Class R	(171)	(334)
Class K	(184)	(360)
Class I	(185)	(364)
Capital Stock Transactions
Net increase (decrease)	(58,253,162)	4,888,973

Total increase (decrease)	(63,013,598)	7,980,005
Net Assets
Beginning of period	334,564,777	326,584,772

End of period (including distributions in excess of net investment income of ($1,941,453) and ($1,964,432), respectively)	$271,551,179	$334,564,777

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 49

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of ten portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Limited Duration High Income Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. As of March 31, 2018, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class 2 shares are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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NOTES TO FINANCIAL STATEMENTS (continued)

which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed

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NOTES TO FINANCIAL STATEMENTS (continued)

securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$183,519,111		$728,613		$184,247,724
Corporates – Investment Grade		– 0	–	44,997,046		– 0	–	44,997,046
Bank Loans		– 0	–	18,798,896		2,058,628		20,857,524
Emerging Markets – Corporate Bonds		– 0	–	7,179,452		40,119		7,219,571
Emerging Markets – Sovereigns		– 0	–	2,266,558		– 0	–	2,266,558
Asset-Backed Securities		– 0	–	– 0	–	2,016,868		2,016,868
Collateralized Loan Obligations		– 0	–	1,100,000		550,300		1,650,300
Collateralized Mortgage Obligations		– 0	–	1,449,972		– 0	–	1,449,972
Governments – Treasuries		– 0	–	1,440,824		– 0	–	1,440,824
Emerging Markets – Treasuries		– 0	–	788,949		– 0	–	788,949
Quasi-Sovereigns		– 0	–	651,699		– 0	–	651,699
Options Purchased – Puts		– 0	–	221,935		– 0	–	221,935
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	97,914		97,914
Short-Term Investments		1,572,292		– 0	–	– 0	–	1,572,292

Total Investments in Securities		1,572,292		262,414,442		5,492,442		269,479,176

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	$	– 0	–	$204,902		$	– 0	–	$204,902
Centrally Cleared Credit Default Swaps		– 0	–	847,599			– 0	–	847,599	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	366,528			– 0	–	366,528	(b)
Credit Default Swaps		– 0	–	867,893			– 0	–	867,893
Liabilities:
Futures		(81,425)		– 0	–		– 0	–	(81,425	)(b)
Forward Currency Exchange Contracts		– 0	–	(36,872)			– 0	–	(36,872)
Put Options Written		– 0	–	(105,000)			– 0	–	(105,000)
Centrally Cleared Credit Default Swaps		– 0	–	(12,784)			– 0	–	(12,784	)(b)
Credit Default Swaps		– 0	–	(1,429,334)			– 0	–	(1,429,334)
Total Return Swaps		– 0	–	(69,960)			– 0	–	(69,960)

Total(c)		$1,490,867		$263,047,414			$5,492,442		$270,030,723

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(c)	There were de minimis transfers under 1% of net assets during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade		Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 9/30/17	$309,693		$3,236,768	$31,251
Accrued discounts/(premiums)	459		3,490	(2,011)
Realized gain (loss)	– 0	–	10,910	(1,015)
Change in unrealized appreciation/depreciation	(12,462)		(12,751)	(1,734)
Purchases	430,923		686,330	– 0	–
Sales/Paydowns	– 0	–	(1,401,369)	(7,622)
Transfers in to Level 3	– 0	–	63,261	21,250
Transfers out of Level 3	– 0	–	(528,011)	– 0	–

Balance as of 3/31/18	$728,613		$2,058,628	$40,119

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18(a)	$(12,462)		$7,538	$(2,750)

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	Asset-Backed Securities		Collateralized Loan Obligations		Commercial Mortgage-Backed Securities
Balance as of 9/30/17	$1,662,710		$551,548		$167,901
Accrued discounts/(premiums)	– 0	–	– 0	–	(27)
Realized gain (loss)	– 0	–	– 0	–	4,147
Change in unrealized appreciation/depreciation	(21,756)		(1,248)		(6,717)
Purchases	381,000		– 0	–	– 0	–
Sales/Paydowns	(5,086)		– 0	–	(67,390)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/18	$2,016,868		$550,300		$97,914

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18(a)	$(21,756)		$(1,248)		$(2,548)

	Total
Balance as of 9/30/17	$5,959,871
Accrued discounts/(premiums)	1,911
Realized gain (loss)	14,042
Change in unrealized appreciation/depreciation	(56,668)
Purchases	1,498,253
Sales/Paydowns	(1,481,467)
Transfers in to Level 3	84,511
Transfers out of Level 3	(528,011)

Balance as of 3/31/18	$5,492,442	(b)

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18(a)	$(33,226)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

As of March 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of

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the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. Effective January 1, 2017 the advisory fee was reduced from .60% to .55% of the first $2.5 billion, .55% to .50% of the next $2.5 billion and .50% to .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Effective January 1, 2017 the Expense Caps were reduced from 1.05% to .95%, 1.80% to 1.70%, .80% to .70%, 1.30% to 1.20%, 1.05% to .95% and .80% to .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Effective January 29, 2016 the Expense Caps were increased from 1.75% to 1.80%, .75% to .80%, 1.25% to 1.30%, 1.00% to 1.05% and .75% to .80% of the daily average net assets for the Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated before January 31, 2019. For the six months ended March 31, 2018, such reimbursements/waivers amounted to $139,849.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2018, the reimbursement for such services amounted to $31,517.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $23,613 for the six months ended March 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $651 from the sale of Class A shares and received $336 and $124 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2018.

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During the year ended September 30, 2017, the Adviser reimbursed the Fund $49 for trading losses incurred due to a trade entry error.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2018, such waiver amounted to $5,779.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$21,031	$58,927	$78,386	$1,572	$28

Brokerage commissions paid on investment transactions for the six months ended March 31, 2018 amounted to $17,233, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective January 29, 2016, payments under the Class A plan are limited to .25% of the Fund’s average daily net assets attributable to Class A shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s

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operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $-0-, $-0- and $-0- for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$76,785,264		$96,361,659
U.S. government securities	– 0	–	4,069,183

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$4,777,319
Gross unrealized depreciation	(4,791,772)

Net unrealized depreciation	$(14,453)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which

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they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2018, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange

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contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2018, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of

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the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

At March 31, 2018, the maximum payments for written put options amounted to $9,623,400. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended March 31, 2018, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended March 31, 2018, the Fund held written options for hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim

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payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The

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Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2018, the Fund held interest rate swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty. As of March 31, 2018, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sales Contracts which may partially offset the Maximum Payout Amount in the amount of $1,794,000.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are

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subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2018, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended March 31, 2018, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty,

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NOTES TO FINANCIAL STATEMENTS (continued)

the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty table below.

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts				Receivable/Payable for variation margin on futures	$81,425	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	$27,805	*	Receivable/Payable for variation margin on centrally cleared swaps	6,180	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	366,528	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	204,902		Unrealized depreciation on forward currency exchange contracts	36,872

Equity contracts	Investments in securities, at value	221,935

Equity contracts				Options written, at value	105,000

Credit contracts	Unrealized appreciation on credit default swaps	394,773		Unrealized depreciation on credit default swaps	545,647

Equity contracts				Unrealized depreciation on total return swaps	69,960

Total		$1,215,943			$845,084

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$462,347	$(195,501)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(165,085)	388,352

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(199,519)	265,287

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/ depreciation of options written	119,489	(118,194)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(20,202)	263,700

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	163,119	(121,349)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	5,611	(208,925)

Total		$365,760	$273,370

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2018:

Futures:
Average original value of sale contracts	$15,713,255

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$6,305,979
Average principal amount of sale contracts	$37,504,849

Purchased Options:
Average notional amount	$108,307	(a)

Options Written:
Average notional amount	$93,923	(a)

Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,880,000

Credit Default Swaps:
Average notional amount of buy contracts	$2,827,714
Average notional amount of sale contracts	$13,689,072

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,332,882
Average notional amount of sale contracts	$7,514,793

Total Return Swaps:
Average notional amount	$20,676,912

(a)	Positions were open for five months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of March 31, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivatives Assets
Bank of America, NA	$601	$(601)		$–	0 –	$	– 0	–	$	– 0	–
Barclays Bank PLC	115,320	(115,320)		–	0 –		– 0	–		– 0	–
Citibank, NA	72,209	(15,229)		–	0 –		– 0	–		56,980
Credit Suisse International	205,805	– 0	–	–	0 –		– 0	–		205,805
Deutsche Bank AG	26,036	(26,036)		–	0 –		– 0	–		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Goldman Sachs Bank USA/Goldman Sachs International	$487,691	$(487,691)		$	– 0	–	$	– 0	–	$	– 0	–
JPMorgan Chase Bank, NA	147,274	(13,627)			– 0	–		– 0	–		133,647
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	3,564	(3,564)			– 0	–		– 0	–		– 0	–
Standard Chartered Bank	1,390	– 0	–		– 0	–		– 0	–		1,390
State Street Bank & Trust Co.	12,905	(9,160)			– 0	–		– 0	–		3,745

Total	$1,072,795	$(671,228)		$	– 0	–	$	– 0	–		$401,567	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Bank of America, NA	$32,801	$(601)	$	– 0	–	$	– 0	–	$32,200
Barclays Bank PLC	491,826	(115,320)	– 0	–	(260,358)	116,148
Citibank, NA	15,229	(15,229)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	200,675	(26,036)	– 0	–	– 0	–	174,639
Goldman Sachs Bank USA/Goldman Sachs International	754,895	(487,691)	– 0	–	(256,619)	10,585
JPMorgan Chase Bank, NA	13,627	(13,627)	– 0	–	– 0	–	– 0	–
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	14,758	(3,564)	– 0	–	– 0	–	11,194
Royal Bank of Scotland PLC	3,195	– 0	–	– 0	–	– 0	–	3,195
State Street Bank & Trust Co.	9,160	(9,160)	– 0	–	– 0	–	– 0	–

Total	$1,536,166	$(671,228)	$	– 0	–	$(516,977)	$347,961	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the term of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

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NOTES TO FINANCIAL STATEMENTS (continued)

As of March 31, 2018, the Fund had no bridge loan commitment outstanding:

During the six months ended March 31, 2018, the Fund did not receive commitment fees or additional funding fees.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Class A
Shares sold	360,473	658,562	$3,729,701	$6,805,119

Shares issued in reinvestment of dividends	26,559	61,770	274,355	639,851

Shares converted from Class C	1,805	102,993	18,759	1,072,144

Shares redeemed	(663,537)	(1,237,669)	(6,866,246)	(12,802,993)

Net decrease	(274,700)	(414,344)	$(2,843,431)	$(4,285,879)

Class C
Shares sold	217,659	599,360	$2,251,696	$6,188,952

Shares issued in reinvestment of dividends	21,674	49,933	223,758	516,951

Shares converted to Class A	(1,807)	(103,092)	(18,759)	(1,072,144)

Shares redeemed	(446,111)	(899,112)	(4,609,556)	(9,305,837)

Net decrease	(208,585)	(352,911)	$(2,152,861)	$(3,672,078)

Advisor Class
Shares sold	4,441,646	11,189,542	$45,839,910	$115,559,172

Shares issued in reinvestment of dividends	313,088	699,474	3,229,415	7,238,271

Shares redeemed	(9,899,431)	(10,635,949)	(102,326,195)	(109,950,513)

Net increase (decrease)	(5,144,697)	1,253,067	$(53,256,870)	$12,846,930

There were no transactions in capital shares for Class R, Class K, and Class I for the six months ended March 31, 2018 and the year ended September 30, 2017.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the real value of the Fund’s distributions. This risk is significantly greater if the Fund’s invests a significant portion of its assets in fixed-income securities with longer maturities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of fund shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$12,196,920	$11,072,204

Total taxable distributions paid	$12,196,920	$11,072,204

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital losses and other losses	$(7,477,237	)(a)
Other losses	(1,821,751	)(b)
Unrealized appreciation/(depreciation)	4,598,762	(c)

Total accumulated earnings/(deficit)	$(4,700,226	)(d)

(a)	As of September 30, 2017, the Fund had a net capital loss carryforward of $7,477,237.

(b)	As of September 30, 2017, the Fund had a qualified late-year ordinary loss deferral of $1,821,751.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(d)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to dividends payable and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2018, the Fund had a net short-term capital loss carryforward of $980,729 and a net long-term capital loss carryforward of $6,496,508 which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 10.40		$ 10.31		$ 9.97		$ 10.49		$ 10.60		$ 10.50

Income From Investment Operations
Net investment income(a)(b)	.18		.33		.34		.39		.38		.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)		.12		.37		(.39)		(.06)		.17	†
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.01		.45		.71		– 0	–	.32		.60

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.36)		(.37)		(.48)		(.41)		(.48)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.04)		– 0	–	– 0	–

Total dividends and distributions	(.18)		(.36)		(.37)		(.52)		(.43)		(.50)

Net asset value, end of period	$ 10.23		$ 10.40		$ 10.31		$ 9.97		$ 10.49		$ 10.60

Total Return
Total investment return based on net asset value(d)	.13%		4.44%		7.29	%‡	(.09)%		2.99%		5.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,397		$23,596		$27,656		$32,515		$56,628		$44,288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.95	%^	.95%		1.04%		1.05%		1.05%		1.05%
Expenses, before waivers/reimbursements(e)	1.05	%^	1.04%		1.11%		1.13%		1.13%		1.39%
Net investment income(b)	3.56	%^	3.18%		3.42%		3.77%		3.57%		4.24%
Portfolio turnover rate	27%		46%		57%		40%		40%		60%

See footnote summary on page 84.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 10.40		$ 10.30		$ 9.96		$ 10.48		$ 10.59		$ 10.50

Income From Investment Operations
Net investment income(a)(b)	.15		.25		.27		.32		.31		.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)		.13		.37		(.40)		(.07)		.13	†
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.03)		.38		.64		(.08)		.24		.51

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.28)		(.30)		(.40)		(.33)		(.40)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.04)		– 0	–	– 0	–

Total dividends and distributions	(.14)		(.28)		(.30)		(.44)		(.35)		(.42)

Net asset value, end of period	$ 10.23		$ 10.40		$ 10.30		$ 9.96		$ 10.48		$ 10.59

Total Return
Total investment return based on net asset value(d)	(.25)%		3.76%		6.52	%‡	(.79)%		2.27%		4.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,505		$27,083		$30,478		$29,336		$32,323		$18,920
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.70	%^	1.70%		1.77%		1.75%		1.75%		1.75%
Expenses, before waivers/reimbursements(e)	1.80	%^	1.79%		1.85%		1.84%		1.84%		2.10%
Net investment income(b)	2.82	%^	2.43%		2.68%		3.07%		2.87%		3.57%
Portfolio turnover rate	27%		46%		57%		40%		40%		60%

See footnote summary on page 84.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 10.39		$ 10.30		$ 9.95		$ 10.48		$ 10.59		$ 10.49

Income From Investment Operations
Net investment income(a)(b)	.20		.36		.37		.42		.41		.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)		.12		.38		(.40)		(.06)		.16	†
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.03		.48		.75		.02		.35		.63

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.39)		(.40)		(.50)		(.44)		(.51)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.05)		– 0	–	– 0	–

Total dividends and distributions	(.20)		(.39)		(.40)		(.55)		(.46)		(.53)

Net asset value, end of period	$ 10.22		$ 10.39		$ 10.30		$ 9.95		$ 10.48		$ 10.59

Total Return
Total investment return based on net asset value(d)	.25%		4.80%		7.69	%‡	.11%		3.30%		6.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226,619		$283,856		$268,421		$217,429		$296,386		$136,646
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.70	%^	.70%		.77%		.75%		.75%		.75%
Expenses, before waivers/reimbursements(e)	.80	%^	.79%		.84%		.84%		.84%		1.10%
Net investment income(b)	3.81	%^	3.45%		3.66%		4.07%		3.86%		4.55%
Portfolio turnover rate	27%		46%		57%		40%		40%		60%

See footnote summary on page 84.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 10.40		$ 10.31		$ 9.97		$ 10.49		$ 10.60		$ 10.50

Income From Investment Operations
Net investment income(a)(b)	.17		.31		.32		.37		.36		.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)		.11		.37		(.40)		(.07)		.13	†
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.00	(c)	.42		.69		(.03)		.29		.57

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.33)		(.35)		(.45)		(.38)		(.45)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.04)		– 0	–	– 0	–

Total dividends and distributions	(.17)		(.33)		(.35)		(.49)		(.40)		(.47)

Net asset value, end of period	$ 10.23		$ 10.40		$ 10.31		$ 9.97		$ 10.49		$ 10.60

Total Return
Total investment return based on net asset value(d)	(.01)%		4.17%		7.03%		(.31)%		2.76%		5.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10		$10		$10		$10		$11		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.20	%^	1.20%		1.28%		1.25%		1.25%		1.25%
Expenses, before waivers/reimbursements(e)	1.30	%^	1.30%		1.35%		1.33%		1.34%		1.66%
Net investment income(b)	3.31	%^	2.96%		3.17%		3.55%		3.38%		4.14%
Portfolio turnover rate	27%		46%		57%		40%		40%		60%

See footnote summary on page 84.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 10.40		$ 10.31		$ 9.96		$ 10.49		$ 10.60		$ 10.50

Income From Investment Operations
Net investment income(a)(b)	.18		.33		.34		.39		.39		.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)		.12		.38		(.40)		(.07)		.13	†
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.01		.45		.72		(.01)		.32		.60

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.36)		(.37)		(.48)		(.41)		(.48)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.04)		– 0	–	– 0	–

Total dividends and distributions	(.18)		(.36)		(.37)		(.52)		(.43)		(.50)

Net asset value, end of period	$ 10.23		$ 10.40		$ 10.31		$ 9.96		$ 10.49		$ 10.60

Total Return
Total investment return based on net asset value(d)	.12%		4.43%		7.40	%‡	(.16)%		3.01%		5.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10		$10		$10		$10		$11		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.95	%^	.95%		1.03%		1.00%		1.00%		1.00%
Expenses, before waivers/reimbursements(e)	1.05	%^	1.04%		1.08%		1.07%		1.08%		1.40%
Net investment income(b)	3.56	%^	3.21%		3.41%		3.80%		3.63%		4.39%
Portfolio turnover rate	27%		46%		57%		40%		40%		60%

See footnote summary on page 84.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 10.40		$ 10.31		$ 9.97		$ 10.49		$ 10.60		$ 10.50

Income From Investment Operations
Net investment income(a)(b)	.20		.36		.37		.42		.42		.52
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)		.12		.37		(.39)		(.07)		.11	†
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.03		.48		.74		.03		.35		.63

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.39)		(.40)		(.50)		(.44)		(.51)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.05)		– 0	–	– 0	–

Total dividends and distributions	(.20)		(.39)		(.40)		(.55)		(.46)		(.53)

Net asset value, end of period	$ 10.23		$ 10.40		$ 10.31		$ 9.97		$ 10.49		$ 10.60

Total Return
Total investment return based on net asset value(d)	.24%		4.69%		7.60	%‡	.26%		3.35%		6.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10		$10		$10		$9		$10		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.70	%^	.70%		.78%		.75%		.75%		.75%
Expenses, before waivers/reimbursements(e)	.76	%^	.75%		.84%		.84%		.84%		1.16%
Net investment income(b)	3.79	%^	3.46%		3.70%		4.10%		3.95%		4.72%
Portfolio turnover rate	27%		46%		57%		40%		40%		60%

See footnote summary on page 84.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees waived and expenses reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended September 30, 2017, such waiver amounted to .02%.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President Ivan Rudolph-Shabinsky(2), Vice President William Smith(2), Vice President Emilie D. Wrapp, Secretary	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and
Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by its Limited Duration High Income Investment Team.
Mr. Gershon M. Distenfeld, Mr. William Smith and Mr. Ivan Rudolph-Shabinsky are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Limited Duration High Income Portfolio (the “Fund”) at a meeting held on October 31-November 2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect

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of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended July 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual effective advisory fee rate (reflecting a reduction in the advisory fee rate effective since January 1, 2017) with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; (iv) must service, and be marketed to, retail investors and financial intermediaries; and (v) requires a larger sales support infrastructure. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the proposed advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since January 1, 2017, when the advisory fee was reduced and the Adviser had set the Fund’s expense cap at a correspondingly lower level. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 89

independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

90 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 91

NOTES

92 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

AB LIMITED DURATION HIGH INCOME PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

LDHI-0152-0318

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 25, 2018